INVENTORIES (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Provision	¥ (5,232)	¥ (18,833)
Provision For Inventories Written Off	¥ 13,601